Taxes (Tables)	12 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of income tax expense (benefit)
	For the Year Ended
	March 31, 2022	March 31, 2021	March 31, 2020
Current income tax provision	$275,555	$513,379	$100,741
Deferred income tax provision (benefit)	(36,670)	(333,045)	111,757
Total	$238,885	$180,334	$212,498

Schedule of deferred tax assets and liabilities
	As of March 31, 2022	As of March 31, 2021
Allowance for doubtful accounts	$200,262	$139,048
Deferred revenue	517,578	546,043
Net operating loss carry-forwards	2,602	2,462
Total deferred tax asset	720,442	687,553
Valuation allowance	(22,619)	(48,284)
Deferred tax assets, net	$697,823	$639,269

Schedule of statutory effective tax rate
	For the Years Ended
	March 31, 2022	March 31, 2021	March 31, 2020
Statutory PRC income tax rate	25%	25%	25%
Favorable tax rate impact (a)	(6.8)%	(7.9)%	(6.3)%
Permanent difference	0.5%	0.8%	(4.6)%
Change in valuation allowance	2.2%	(2.9)%	(29.0)%
Effective tax rate	20.9%	15.0%	(14.9)%

(a)	Distance Learning is subject to a favorable tax rate of 15%; Shanghai Xia Shu, Shanghai Xin Fu, Hunan Huafu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu, Liaoning Huafu and Huafu Silu are subject to a favorable tax rate of 10%.

Schedule of taxes payable
	As of March 31, 2022	As of March 31, 2021
Income tax payable	$935,630	$630,953
Value added tax payable	40,604	63,339
Other taxes payable	7,636	18,035
Total	$983,869	$712,327